Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Carrying Amount of Goodwill Allocated to CGUs (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,995	$ 4,614	$ 0
WDS Australia Segment [Member] | WDS Pluto Scarborough [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,743	2,955
Excess of recoverable amount	3,051	7,656
WDS Australia Segment [Member] | NWS Gas [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	442	394
Excess of recoverable amount	784	1,399
WDS International Segment [Member] | WDS Shenzi [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		469
Excess of recoverable amount		401
WDS International Segment [Member] | WDS Atlantis [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	522	513
Excess of recoverable amount	338	189
WDS International Segment [Member] | Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	288	283
Excess of recoverable amount	$ 1,176	$ 107